Inventory (Tables)	3 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
As of March 31, 2020, December 31, 2019 and 2018, inventory is comprised of the following:

	As of March 31,	As of December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Raw Materials	$24,735	$22,578	$20,940
Work in-progress	4,062	4,239	2,348
Total inventory	$28,797	$26,817	$23,288